Label	Element	Value
Pzena Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Mid Cap Value Fund (the “Mid Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “mid-cap” companies. The Fund defines a “mid-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell Midcap® Index (“mid cap companies”). As of May 31, 2022, the market capitalization of companies in the Russell Midcap® Index ranged from $97.38 million to $67.25 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of mid-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 30 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in mid cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign companies, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging markets securities. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2022, 31.64% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Mid Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk protection and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has had an impact on economies, markets, and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, could have a negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s pricing mechanisms, exacerbate pre-existing political, social, and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The Mid Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Mid Cap Company Risk. A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Mid Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Mid Cap Fund at quoted market prices.
•Real Estate Investment Trust (REIT) Risk. Investments in REITs are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
•Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Mid Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Mid Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Mid Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2022 was 2.17%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 37.60% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.23% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Mid Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena Mid Cap Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	10.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,584
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.68%
5 Years	rr_AverageAnnualReturnYear05	9.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIMX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,183
Annual Return 2015	rr_AnnualReturn2015	(3.62%)
Annual Return 2016	rr_AnnualReturn2016	25.37%
Annual Return 2017	rr_AnnualReturn2017	14.56%
Annual Return 2018	rr_AnnualReturn2018	(21.21%)
Annual Return 2019	rr_AnnualReturn2019	29.00%
Annual Return 2020	rr_AnnualReturn2020	6.63%
Annual Return 2021	rr_AnnualReturn2021	31.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.17%
5 Years	rr_AverageAnnualReturnYear05	10.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.18%
5 Years	rr_AverageAnnualReturnYear05	9.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Pzena Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.29%
5 Years	rr_AverageAnnualReturnYear05	7.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Pzena Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Small Cap Value Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of “small-cap” companies. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase, is in the range of those found in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2022, the market capitalization of companies in the Russell 2000® Index ranged from $19.48 million to $14.453 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its net assets in equity securities of small-cap companies.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in small-cap company stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. Though the Fund primarily invests in U.S. listed companies, it may also invest up to 20% of its net assets in shares of foreign securities, through American Depositary Receipts (“ADRs”) or dollar-denominated foreign securities. The Fund’s investments in foreign securities may include investments in emerging market securities. The Fund may also invest in real estate investment trusts (“REITs”) and foreign real estate companies. The Fund may also invest up to 10% of its net assets in limited partnerships and master limited partnerships (“MLPs”). From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2022, 28.04% of the Fund’s total investments were invested in the financial services sector.

In evaluating an investment for purchase by the Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk protection and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Small Cap Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has had an impact on economies, markets, and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, could have a negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s pricing mechanisms, exacerbate pre-existing political, social, and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Small Cap Fund at quoted market prices.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
•Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•Foreign Securities Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant
		impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Small Cap Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2022 was -1.93%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 39.95% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.61% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Pzena Small Cap Value Fund | Russell 2000 Value® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.27%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,798
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.94%
5 Years	rr_AverageAnnualReturnYear05	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZISX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,405
Annual Return 2017	rr_AnnualReturn2017	3.52%
Annual Return 2018	rr_AnnualReturn2018	(14.77%)
Annual Return 2019	rr_AnnualReturn2019	25.05%
Annual Return 2020	rr_AnnualReturn2020	0.15%
Annual Return 2021	rr_AnnualReturn2021	28.42%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.42%
5 Years	rr_AverageAnnualReturnYear05	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2016
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.95%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Pzena Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Pzena Emerging Markets Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA EMERGING MARKETS VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena Emerging Markets Value Fund (the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe. The Fund may also invest in “frontier” markets, which are considered pre-emerging market countries. This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or MSCI Frontier Emerging Markets Index. The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets. From time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk protection and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has had an impact on economies, markets, and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, could have a negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s pricing mechanisms, exacerbate pre-existing political, social, and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.
•Emerging Markets Risk. In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.
		•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Emerging Markets Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2022 was 1.81%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 29.41% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -32.89% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Pzena Emerging Markets Value Fund | MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net USD)(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | MSCI Emerging Markets Value (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Value (Net USD)(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	7.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	467
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,785
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,391
Annual Return 2015	rr_AnnualReturn2015	(17.70%)
Annual Return 2016	rr_AnnualReturn2016	22.17%
Annual Return 2017	rr_AnnualReturn2017	29.98%
Annual Return 2018	rr_AnnualReturn2018	(10.24%)
Annual Return 2019	rr_AnnualReturn2019	10.74%
Annual Return 2020	rr_AnnualReturn2020	8.44%
Annual Return 2021	rr_AnnualReturn2021	6.68%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	7.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Pzena Emerging Markets Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Pzena International Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena International Small Cap Value Fund (the “International Small Cap Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2022, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $39.42 million to $10.548 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may also invest in convertible bonds, Rule 144A securities and securities issued pursuant to initial public offerings (“IPOs”). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2022, 27.11% of the Fund’s total investments were invested in the industrials sector.

In evaluating an investment for purchase by the International Small Cap Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk protection and assessing future earnings upside potential.

While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.

Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.

The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund. The following additional risks could affect the value of your investment:
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has had an impact on economies, markets, and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, could have a negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s pricing mechanisms, exacerbate pre-existing political, social, and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
•Newer Fund Risk. The International Small Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the International Small Cap Fund. The bar chart shows the annual return for the Fund’s Institutional Class shares for its first full year of operation. The table shows how the Fund’s average annual returns for 1-year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the International Small Cap Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s calendar year-to-date return as of March 31, 2022 was -1.88%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 27.26% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -42.15% (quarter ended March 31, 2020).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For the period ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the International Small Cap Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Pzena International Small Cap Value Fund | MSCI WORLD ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI WORLD ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | MSCI WORLD ex USA Small Cap Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI WORLD ex USA Small Cap Value Index Net(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.98%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.23%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,413
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.88%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.88%	[6]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,081
Annual Return 2019	rr_AnnualReturn2019	11.12%
Annual Return 2020	rr_AnnualReturn2020	(2.02%)
Annual Return 2021	rr_AnnualReturn2021	17.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2018
Pzena International Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Pzena International Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Pzena International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pzena International Value Fund (the “International Value Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the International Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of Developed Market companies, not including U.S. companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.
In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 60 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities directly or in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 15% of its net assets in emerging market and frontier market securities. The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, other investment companies, including exchange-traded funds (“ETFs”), and up to 10% of its net assets in limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may also invest in restricted securities, such as Rule  144A securities, as well as when-issued securities and repurchase agreements. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities issued pursuant to initial public offerings (“IPOs”). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector, specifically the financial services sector.
In evaluating an investment for purchase by the International Value Fund, the Adviser conducts a thorough fundamental assessment of the business, with a focus on those challenges that have created the value opportunity. The Adviser examines material issues that can influence the company’s long-term performance and risk profile. As a part of this process, the Adviser speaks with competitors, customers, and suppliers; conducts field research such as site visits to plants, stores, or other facilities; analyzes the financials and public filings of the company and its competitors; focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the experience and competence of management; and integrates environmental, social and governance (“ESG”) considerations, which can vary across companies and industries (ESG considerations may include, but are not limited to, environmental impact, corporate governance and ethical business practices). The Adviser believes that assessing the potential impact of ESG issues on a company is critical to the investment process, both in terms of downside risk protection and assessing future earnings upside potential.
While ESG-related issues are analyzed for each company before and during ownership, the evaluation of all key investment considerations, including ESG issues, is company-specific. Each is analyzed internally, discussed with company management and industry experts and monitored. The Adviser evaluates all issues head-on, takes a view as to whether the company can remediate them, and will actively engage management, if necessary, if it decides to become shareholders. The Adviser believes that investing in times of controversy can result in significant future upside, assuming the risks and turnaround potential are appropriately analyzed and, where possible, priced in at the point of investment. Consequently, no one issue, ESG-related or otherwise, necessarily disqualifies a company from investment, and no individual characteristic must be present prior to investment.
Each step of this process contributes to the Adviser’s determination of whether to invest and at what position size. Once an investment has been made, the Adviser continues to engage with the company on an ongoing basis to exert a constructive, long-term oriented influence on the trajectory of the company.
The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs, and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has had an impact on economies, markets, and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, could have a negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s pricing mechanisms, exacerbate pre-existing political, social, and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
•Management Risk. The International Value Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.
•Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.
•Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
•Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Value Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.
•Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
•Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
•Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.
•Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.
•Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Value Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
◦Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
•Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Value Fund at quoted market prices. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
•Newer Fund Risk. The International Value Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
•Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.
•Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock. Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. Certain tax risks are associated with an investment in units of limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.
•When-Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.
•Investment Company Risks. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Repurchase Agreement Risk. The counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, the Fund may lose money because: it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the International Value Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the International Value Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-796-1996
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pzenafunds.com
Pzena International Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVNX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.93%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,120
Pzena International Value Fund | Instutitional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZINX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.93%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.58%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,777

[1]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Mid Cap Fund.
[2]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Mid Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 0.90% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2023, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[3]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the Small Cap Fund.
[4]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). Prior to June 1, 2022, the Expense Cap was 1.10% of average daily net assets of the Fund. Accordingly, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not match the information provided in the Financial Highlights. The Expense Cap will remain in effect through at least June 28, 2023, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[5]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.08% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2023, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[6]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the International Small Cap Fund.
[7]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.17% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2023, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.
[8]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed, while the Expense Ratios in the Financial Highlights section of the statutory prospectus reflect actual operating expenses of the International Value Fund.
[9]	Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Value Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.74% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2023. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.